Net debt (Tables)	12 Months Ended
Jun. 30, 2026
Statement [Line Items]
Summary of Net Debt Balance and Gearing Ratio

	2026		2025
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	890	3,644	40	3,691
Notes and debentures	855	18,090	1,316	16,337
Lease liabilities	934	2,562	641	2,312
Bank overdraft and short-term borrowings	–	–	1	–
Other	5	141	20	138
Total interest bearing liabilities	2,684	24,437	2,018	22,478
Less: Lease liability associated with index-linked freight contracts	401	334	185	148
Less: Cash and cash equivalents
Cash	7,609	–	7,244	–
Short-term deposits	10,923	–	4,650	–
Less: Total cash and cash equivalents	18,532	–	11,894	–
Less: Derivatives included in net debt
Net debt management related instruments[1]	12	(1,079)	13	(608)
Net cash management related instruments[2]	227	–	(60)	–
Less: Total derivatives included in net debt	239	(1,079)	(47)	(608)
Net debt		8,694		12,924
Net assets		56,321		52,218
Gearing		13.4%		19.8%

1.
Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.
2.
Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.

Summary of Cash and Cash Equivalents, Net of Overdrafts

Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2026	2025	2024
	US$M	US$M	US$M
Total cash and cash equivalents	18,532	11,894	12,501
Bank overdrafts and short-term borrowings	–	(1)	(3)
Total cash and cash equivalents, net of overdrafts	18,532	11,893	12,498

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts

The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2026	Bank loans, debentures and other	Expected future interest	Derivatives related to	Other financial	Obligations under lease	Trade and other
US$M	loans	payments	debentures	liabilities[1]	liabilities[2]	payables[3]	Total
Due for payment:
In one year or less or on demand	1,747	1,111	164	109	1,088	7,491	11,710
In more than one year but not more than two years	2,871	1,015	200	84	724	31	4,925
In more than two years but not more than five years	6,167	2,451	287	167	1,103	17	10,192
In more than five years	14,085	5,806	1,383	–	1,617	–	22,891
Total	24,870	10,383	2,034	360	4,532	7,539	49,718
Carrying amount	23,625	–	1,306	344	3,496	7,539	36,310

2025	Bank loans, debentures and other	Expected future interest	Derivatives related to	Other financial	Obligations under lease	Trade and other
US$M	loans	payments	debentures	liabilities	liabilities[2]	payables[3]	Total
Due for payment:
In one year or less or on demand	1,380	1,062	129	214	787	6,547	10,119
In more than one year but not more than two years	1,757	960	56	82	603	11	3,469
In more than two years but not more than five years	7,316	2,267	151	253	938	19	10,944
In more than five years	11,959	4,751	1,229	–	1,665	3	19,607
Total	22,412	9,040	1,565	549	3,993	6,580	44,139
Carrying amount	21,543	–	1,056	522	2,953	6,580	32,654

1.
Excludes other financial liabilities associated with the Antamina silver streaming agreement, as future repayments are not based on fixed contractual amounts but variable and linked to Antamina's future production.
2.
Lease liabilities due for payment in more than five years includes US$734 million (2025: US$820 million) due for payment in more than ten years.
3.
Excludes input taxes of US$88 million (2025: US$90 million) included in other payables.

Currency risk [member]
Statement [Line Items]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency

Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2026	2025	2026	2025
	US$M	US$M	US$M	US$M
USD	20,409	19,292	8,867	4,507
EUR	4,022	2,505	4	8
AUD	1,251	1,163	5,879	3,611
GBP	1,014	1,080	28	25
CAD	15	3	3,283	3,369
Other	410	453	471	374
Total	27,121	24,496	18,532	11,894